UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SEMIANNUAL REPORT
November 30, 2023
T. ROWE PRICE
TOTR	Total Return ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

INVEST WITH CONFIDENCE®

T. ROWE PRICE TOTAL RETURN ETF

Go Paperless
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If you invest through a financial intermediary such as an investment advisor, a bank, or a brokerage firm, please contact that organization and ask if it can provide electronic documentation.

T. ROWE PRICE TOTAL RETURN ETF

Market Commentary
Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023. Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S& P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all

T. ROWE PRICE TOTAL RETURN ETF

raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE TOTAL RETURN ETF

Portfolio Summary
CREDIT QUALITY DIVERSIFICATION
U.S. Government Agency Securities*	29%
U.S. Treasury Securities**	28
AAA	10
AA	7
A	7
BBB	9
BB and Below	13
Not Rated	1
Reserves	-4
Total	100%
Based on net assets as of 11/30/23.
*U.S. government agency securities are issued or guaranteed by a U.S. government agency and may include conventional pass-through securities and collateralized mortgage obligations; unlike Treasuries, government agency securities are not issued directly by the U.S. government and are generally unrated but may have credit support from the U.S. Treasury (e.g., FHLMC and FNMA issues) or a direct government guarantee (e.g., GNMA issues). Therefore, this category may include rated and unrated securities.
**U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated (NR). T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency.
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved. Moody’s ratings and other information (“Moody’s Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN WHOLE

T. ROWE PRICE TOTAL RETURN ETF

OR IN PART, IN ANY FORM OR MANNER OR BY ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S PRIOR WRITTEN CONSENT. Moody’s® is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers (“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.

T. ROWE PRICE TOTAL RETURN ETF

FUND EXPENSE EXAMPLE
As a shareholder, you may incur two types of costs: (1) transaction costs, such as brokerage commissions on purchases and sales, and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as brokerage commissions paid on purchases and sales of shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE TOTAL RETURN ETF

FUND EXPENSE EXAMPLE (continued)
Total Return ETF
	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Expenses Paid During Period* 6/1/23 to 11/30/23
Actual	$1,000.00	$990.30	$1.54
Hypothetical (assumes 5% return before expenses)	1,000.00	1,023.45	1.57

*	Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.31%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	9/28/21 (1) Through
	11/30/23	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 41.07	$ 44.30	$ 50.00
Investment activities
Net investment income(2) (3)	1.01	1.73	0.78
Net realized and unrealized gain/loss	(1.42)	(3.22)	(5.74)
Total from investment activities	(0.41)	(1.49)	(4.96)
Distributions
Net investment income	(0.97)	(1.70)	(0.74)
Tax return of capital	-	(0.04)	-
Total distributions	(0.97)	(1.74)	(0.74)
NET ASSET VALUE
End of period	$ 39.69	$ 41.07	$ 44.30

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended	9/28/21 (1) Through
	11/30/23	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	(0.97)%	(3.33)%	(10.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31% (5)	0.31%	0.31% (5)
Net expenses after waivers/payments by Price Associates	0.31% (5)	0.31%	0.31% (5)
Net investment income	5.09% (5)	4.14%	2.42% (5)
Portfolio turnover rate(6)	322.9%	608.3%	456.8%
Portfolio turnover rate, excluding mortgage dollar roll transactions	47.8%	60.4%	45.1%
Net assets, end of period (in thousands)	$ 109,156	$ 28,750	$ 19,933

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	See Note 6 for details to expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

November 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.7%
Auto Backed 0.6%
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	216	208
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	305	287
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3, 5.70%, 8/17/26	5	5
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31%, 10/15/27	90	90
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	133	133
		723
Car Loan 1.9%
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.13%, 3/18/26	150	144
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 2/16/27	100	93
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	175
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	45	44
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	187
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	55	53
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	27
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	100
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Ford Credit Auto Lease Trust, Series 2023-B, Class B, 6.20%, 2/15/27	40	40
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	60	60

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	275	262
Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	70	66
GM Financial Automobile Leasing Trust, Series 2022-3, Class C, 5.13%, 8/20/26	40	39
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	100	99
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class C, 3.30%, 4/15/26 (1)	190	188
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	100
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%, 8/25/28 (1)	95	95
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	35	34
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	55	54
Santander Retail Auto Lease Trust, Series 2022-B, Class B, 3.85%, 3/22/27 (1)	165	161
		2,076
Commercial Mortgage-Backed Securities 0.1%
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	85
		85
Other Asset-Backed Securities 10.7%
Applebee's Funding/IHOP Funding, Series 2023-1A, Class A2, 7.824%, 3/5/53 (1)	400	402

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
AXIS Equipment Finance Receivables, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	92
AXIS Equipment Finance Receivables, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	152	151
Ballyrock, Series 2021-1A, Class A1, CLO, FRN, 3M TSFR + 1.32%, 6.715%, 4/15/34 (1)	310	308
CIFC Funding, Series 2019-5A, Class BR, CLO, FRN, 3M TSFR + 2.41%, 7.805%, 1/15/35 (1)	250	248
CIFC Funding, Series 2020-1A, Class A1R, CLO, FRN, 3M TSFR + 1.41%, 6.805%, 7/15/36 (1)	250	249
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	30
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	55	55
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	65
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	146	142
Dryden, Series 2020-77A, Class AR, CLO, FRN, 3M TSFR + 1.38%, 6.749%, 5/20/34 (1)	300	297
Dryden, Series 2020-86A, Class BR, CLO, FRN, 3M TSFR + 1.96%, 7.364%, 7/17/34 (1)	410	403
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	96	97
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	96	97
FirstKey Homes, Series 2020-SFR1, Class A, 1.339%, 8/17/37 (1)	99	91
FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.74%, 8/17/37 (1)	125	115
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	290	265
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/37 (1)	505	460
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	145	136
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	49	49
Goldentree Loan Management US, Series 2021-11A, Class B, CLO, FRN, 3M TSFR + 1.86%, 7.277%, 10/20/34 (1)	425	418

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
GreatAmerica Leasing Receivables Funding, Series 2021-2, Class A3, 0.67%, 7/15/25	54	52
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (1)	171	163
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	321	278
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	200	162
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	88	86
Home Partners of America Trust, Series 2021-1, Class A, 3.93%, 4/17/39 (1)	93	88
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	145	132
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31 (1)	370	364
HPEFS Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29 (1)	140	139
HPEFS Equipment Trust, Series 2023-1A, Class B, 5.73%, 4/20/28 (1)	205	204
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	101
HPS Loan Management, Series 2021-16A, Class A1, CLO, FRN, 3M TSFR + 1.40%, 6.814%, 1/23/35 (1)	385	382
KKR, Series 13, Class B1R, CLO, FRN, 3M TSFR + 1.41%, 6.805%, 1/16/28 (1)	250	248
KKR, Series 36A, Class A, CLO, FRN, 3M TSFR + 1.44%, 6.835%, 10/15/34 (1)	250	247
Kubota Credit Owner Trust, Series 2021-2A, Class A4, 0.74%, 6/15/27 (1)	190	176
Kubota Credit Owner Trust, Series 2023-1A, Class A4, 5.07%, 2/15/29 (1)	50	49
Madison Park Funding, Series 2019-35A, Class CR, CLO, FRN, 3M TSFR + 2.16%, 7.577%, 4/20/32 (1)	255	252
MidOcean Credit, Series 2022-11A, Class BR, CLO, FRN, 3M TSFR + 2.65% Zero Coupon, 10/18/33 (1)	270	270

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	87
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	170	170
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	101	96
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	86	84
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	86	84
Neuberger Berman Loan Advisers, Series 2017-26A, Class BR, CLO, FRN, 3M TSFR + 1.66%, 7.057%, 10/18/30 (1)	360	354
Neuberger Berman Loan Advisers, Series 2019-32A, Class BR, CLO, FRN, 3M TSFR + 1.66%, 7.058%, 1/20/32 (1)	250	245
OCP, Series 2020-19A, Class AR, CLO, FRN, 3M TSFR + 1.41%, 6.827%, 10/20/34 (1)	250	249
Octane Receivables Trust, Series 2022-2A, Class A, 5.11%, 2/22/28 (1)	48	48
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	101
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%, 9/20/29 (1)	100	101
Peace Park, Series 2021-1A, Class B1, CLO, FRN, 3M TSFR + 1.86%, 7.277%, 10/20/34 (1)	250	245
Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/37 (1)	250	237
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (1)	198	198
Sierra Timeshare Receivables Funding, Series 2019-3A, Class A, 2.34%, 8/20/36 (1)	46	44
Sierra Timeshare Receivables Funding, Series 2020-2A, Class C, 3.51%, 7/20/37 (1)	43	41
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	131	130
Sierra Timeshare Receivables Funding, Series 2023-2A, Class A, 5.80%, 4/20/40 (1)	132	133
Symphony, Series 2020-23A, Class BR, CLO, FRN, 3M TSFR + 1.86%, 7.255%, 1/15/34 (1)	250	246

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Symphony Static, Series 2021-1A, Class C, CLO, FRN, 3M TSFR + 2.11%, 7.49%, 10/25/29 (1)	250	244
TCI-Flatiron, Series 2018-1A, Class BR, CLO, FRN, 3M TSFR + 1.66%, 7.052%, 1/29/32 (1)	265	260
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	93
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	180	180
Wellfleet, Series 2017-2A, Class A1R, CLO, FRN, 3M TSFR + 1.32%, 6.737%, 10/20/29 (1)	86	86
Wellfleet, Series 2021-3A, Class B, CLO, FRN, 3M TSFR + 2.06%, 7.455%, 1/15/35 (1)	250	245
		11,665
Student Loan 0.2%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	132
SMB Private Education Loan Trust, Series 2022-D, Class B, 6.15%, 10/15/58 (1)	100	99
		231
Whole Loans Backed 0.2%
Progress Residential Trust, Series 2020-SFR3, Class B, CMO, ARM, 1.495%, 10/17/27 (1)	255	234
		234
Total Asset-Backed Securities (Cost $15,046)		15,014
BANK LOANS 4.4%
FINANCIAL INSTITUTIONS 0.9%
Financial Other 0.1%
GTCR W Merger Sub, FRN, 1M TSFR + 3.00%, 9/20/30 (2)	100	100
		100
Insurance 0.8%
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.10%, 2/12/27 (2)	115	115
Asurion, FRN, 1M TSFR + 3.25%, 8.71%, 12/23/26	54	54

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Asurion, FRN, 1M TSFR + 5.25%, 10.71%, 1/31/28	175	157
Asurion, FRN, 1M TSFR + 5.25%, 10.71%, 1/20/29	180	159
Asurion, FRN, 1M TSFR + 4.25%, 9.70%, 8/19/28	10	10
Hub International, FRN, 3M TSFR + 4.25%, 9.66%, 6/20/30	262	263
Jones Deslauriers Insurance Management, FRN, 3M TSFR + 4.25%, 9.62%, 3/15/30	75	75
		833
Total Financial Institutions		933
INDUSTRIAL 3.3%
Basic Industry 0.0%
Arsenal AIC Parent, FRN, 1M TSFR + 4.50%, 9.85%, 8/18/30 (2)	50	50
		50
Capital Goods 0.7%
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 9.10%, 8/1/25	25	25
Charter Next Generation, FRN, 1M TSFR + 3.75%, 9.21%, 12/1/27	84	83
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.35%, 8/24/28	73	73
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.35%, 8/24/28	31	31
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.15%, 5/21/29	85	79
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.65%, 5/21/29 (3)	90	84
Filtration Group, FRN, 1M TSFR + 4.25%, 9.71%, 10/21/28	248	249
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.96%, 9/6/25	105	98
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.21%, 9/6/26	10	9
Vertical US Newco, FRN, 6M TSFR + 3.50%, 9.38%, 7/30/27	49	49
		780
Communications 0.1%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.14%, 8/21/26	59	58

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.94%, 4/15/27	30	28
		86
Consumer Cyclical 0.4%
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.70%, 2/6/30	20	20
CNT Holdings l, FRN, 3M TSFR + 3.50%, 8.93%, 11/8/27	5	5
CNT Holdings l, FRN, 3M TSFR + 6.75%, 12.18%, 11/6/28	5	5
Delta 2 (LUX), FRN, 1M TSFR + 2.25%, 7.60%, 1/15/30 (2)	110	110
K-Mac Holdings, FRN, 1M TSFR + 6.75%, 12.20%, 7/21/29	10	10
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 9.64%, 8/1/30	25	25
Tenneco, FRN, 3M TSFR + 5.00%, 10.49%, 11/17/28	60	50
UFC Holdings, FRN, 3M TSFR + 2.75%, 8.40%, 4/29/26	103	103
Wand Newco 3, FRN, 1M TSFR + 2.75%, 8.20%, 2/5/26	100	100
		428
Consumer Non-Cyclical 0.3%
Bausch & Lomb, FRN, 3M TSFR + 3.25%, 8.76%, 5/10/27	50	48
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.49%, 10/1/27	49	47
LifePoint Health, FRN, 3M TSFR + 5.50%, 11.17%, 11/16/28	25	24
Medline Borrower, FRN, 1M TSFR + 3.00%, 8.46%, 10/23/28 (2)	85	85
Parexel International, FRN, 1M TSFR + 3.25%, 8.71%, 11/15/28	80	79
Parexel International, FRN, 1M TSFR + 6.50%, 11.96%, 11/15/29	15	15
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.50%, 8.99%, 10/1/26	49	49
		347
Energy 0.0%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.08%, 2/11/30	20	20
		20

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Industrial Other 0.1%
Pike, FRN, 1M TSFR + 3.50%, 8.85%, 1/21/28	70	70
		70
Technology 1.6%
Applied Systems, FRN, 3M TSFR + 6.75%, 12.14%, 9/17/27	205	206
Applied Systems, FRN, 3M TSFR + 4.50%, 9.89%, 9/18/26	204	205
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.95%, 12/11/28	35	34
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.20%, 12/10/29	90	77
Athenahealth Group, FRN, 1M TSFR + 3.25%, 8.60%, 2/15/29	47	47
Banff Merger Sub, FRN, 1M TSFR + 5.50%, 10.96%, 2/27/26	55	55
Central Parent, FRN, 3M TSFR + 4.00%, 9.41%, 7/6/29	20	20
Cloud Software Group, FRN, 3M TSFR + 4.50%, 9.99%, 3/30/29 (2)	105	100
Epicor Software, FRN, 1M TSFR + 3.25%, 8.71%, 7/30/27	104	104
Epicor Software, FRN, 1M TSFR + 3.75%, 9.10%, 7/30/27	25	25
McAfee, FRN, 1M TSFR + 3.75%, 9.17%, 3/1/29	60	59
Neptune Bidco, FRN, 3M TSFR + 5.00%, 10.51%, 4/11/29	60	54
Peraton, FRN, 3M TSFR + 7.75%, 13.22%, 2/1/29	24	24
RealPage, FRN, 1M TSFR + 3.00%, 8.46%, 4/24/28	84	82
RealPage, FRN, 1M TSFR + 6.50%, 11.96%, 4/23/29	30	30
Sophia, FRN, 1M TSFR + 4.25%, 9.60%, 10/7/27	75	74
UKG, FRN, 3M TSFR + 3.25%, 8.76%, 5/4/26	214	214
UKG, FRN, 1M TSFR + 5.25%, 10.76%, 5/3/27	320	320
		1,730
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 4.75%, 10.43%, 4/20/28	96	98
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.80%, 6/21/27	48	49
		147
Total Industrial		3,658

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 0.2%
Electric 0.2%
PG&E, FRN, 1M TSFR + 3.00%, 8.46%, 6/23/25	54	54
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.87%, 5/17/30 (2)	32	32
Talen Energy Supply, FRN, 3M TSFR + 4.50%, 9.87%, 5/17/30 (2)	128	128
		214
Total Utility		214
Total Bank Loans (Cost $4,812)		4,805
CONVERTIBLE PREFERRED STOCKS 0.0%
UTILITY 0.0%
Electric 0.0
NextEra Energy, 6.926%, 9/1/25 (4)	1	37
		37
Total Utility		37
Total Convertible Preferred Stocks (Cost $47)		37
CORPORATE BONDS 19.1%
FINANCIAL INSTITUTIONS 7.0%
Banking 4.9%
AIB Group, VR, 6.608%, 9/13/29 (1)(5)	200	204
Banca Transilvania, VR, 8.88%, 4/27/27 (EUR) (5)	100	114
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (1)(5)	200	179
Banco Santander, 6.921%, 8/8/33	200	199
Bangkok Bank, VR, 3.47%, 9/23/36 (5)	200	160
Bank of America, VR, 1.90%, 7/23/31 (5)	40	31
Bank of America, VR, 2.97%, 2/4/33 (5)	20	16
Bank of America, VR, 5.29%, 4/25/34 (5)	315	301
Bank of America, VR, 5.872%, 9/15/34 (4)(5)	280	281

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5)	165	174
Barclays, VR, 4.38% (5)(6)	200	148
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(5)	200	200
CaixaBank, VR, 6.21%, 1/18/29 (1)(5)	200	198
CaixaBank, VR, 6.84%, 9/13/34 (1)(5)	200	201
Capital One Financial, VR, 2.36%, 7/29/32 (5)	16	11
Capital One Financial, VR, 3.27%, 3/1/30 (5)	55	47
Capital One Financial, VR, 5.47%, 2/1/29 (5)	24	23
Capital One Financial, VR, 6.312%, 6/8/29 (5)	130	129
Citigroup, VR, 6.17%, 5/25/34 (5)	180	179
Fifth Third Bancorp, 2.55%, 5/5/27 (4)	5	5
Fifth Third Bancorp, 3.95%, 3/14/28	35	33
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5)	60	61
Goldman Sachs Group, VR, 3.10%, 2/24/33 (5)	40	33
Goldman Sachs Group, VR, 4.48%, 8/23/28 (5)	14	13
HSBC Holdings, VR, 7.399%, 11/13/34 (5)	200	208
ING Groep, VR, 6.114%, 9/11/34 (5)	200	200
JPMorgan Chase, VR, 6.254%, 10/23/34 (5)	60	62
Morgan Stanley, VR, 5.25%, 4/21/34 (5)	330	317
PNC Financial Services Group, VR, 3.40% (4)(5)(6)	123	94
Santander UK Group Holdings, VR, 3.82%, 11/3/28 (5)	200	183
UBS Group, VR, 2.19%, 6/5/26 (1)(5)	250	235
UBS Group, VR, 5.96%, 1/12/34 (1)(5)	200	197
UBS Group AG, VR, 9.25% (1)(5)(6)	200	212
Wells Fargo, VR, 2.57%, 2/11/31 (5)	30	25
Wells Fargo, VR, 5.39%, 4/24/34 (5)	110	106
Wells Fargo, VR, 5.557%, 7/25/34 (5)	480	469
Wells Fargo, VR, 6.491%, 10/23/34 (5)	70	73
		5,321
Brokerage Asset Managers Exchanges 0.0%
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1)	40	41
		41

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	150
Navient Zero Coupon, 3/15/31	30	32
Navient, 5.00%, 3/15/27 (4)	35	33
Navient, 9.375%, 7/25/30	65	67
OneMain Finance, 9.00%, 1/15/29	70	72
		354
Financial Other 0.1%
Howard Hughes, 4.125%, 2/1/29 (1)	5	4
Howard Hughes, 5.375%, 8/1/28 (1)	90	84
		88
Insurance 1.4%
Acrisure, 7.00%, 11/15/25 (1)	5	5
Acrisure, 10.125%, 8/1/26 (1)(4)	80	83
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1)	290	277
AmWINS Group, 4.875%, 6/30/29 (1)	39	35
Centene, 2.50%, 3/1/31	30	24
Centene, 2.625%, 8/1/31	490	391
Centene, 3.00%, 10/15/30	10	8
Centene, 3.375%, 2/15/30	20	17
Centene, 4.625%, 12/15/29	15	14
Hub International, 5.625%, 12/1/29 (1)(4)	60	54
Hub International, 7.00%, 5/1/26 (1)	5	5
Hub International, 7.25%, 6/15/30 (1)	285	292
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1)	120	124
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1)	140	145
		1,474
Real Estate Investment Trusts 0.3%
Brixmor Operating Partnership, 3.90%, 3/15/27	25	23

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Brixmor Operating Partnership, 4.05%, 7/1/30	2	2
Brixmor Operating Partnership, 4.125%, 5/15/29	30	27
Healthcare Realty Holdings, 2.40%, 3/15/30	5	4
Kilroy Realty, 2.50%, 11/15/32	20	14
Kilroy Realty, 3.05%, 2/15/30	30	24
Kilroy Realty, 4.25%, 8/15/29 (4)	40	35
Service Properties Trust, 8.625%, 11/15/31 (1)	30	31
Simon Property Group, 6.65%, 1/15/54	165	177
		337
Total Financial Institutions		7,615
INDUSTRIAL 10.8%
Automotive 0.0%
Hyundai Capital America, 5.50%, 3/30/26 (1)(4)	15	15
		15
Basic Industry 0.4%
Arsenal AIC Parent, 8.00%, 10/1/30 (1)	40	41
ATI, 7.25%, 8/15/30	50	50
Axalta Coating Systems Dutch Holding, 7.25%, 2/15/31 (1)	150	154
Carpenter Technology, 7.625%, 3/15/30	35	35
GPD, 10.125%, 4/1/26 (1)(4)	25	23
Methanex, 5.125%, 10/15/27	5	5
South32 Treasury, 4.35%, 4/14/32 (1)	15	13
TMS International, 6.25%, 4/15/29 (1)(4)	45	36
Windsor Holdings III, 8.50%, 6/15/30 (1)	45	46
		403
Capital Goods 0.5%
Emerald Debt Merger Sub, 6.625%, 12/15/30 (1)	40	40
GFL Environmental, 5.125%, 12/15/26 (1)	2	2
Madison IAQ, 5.875%, 6/30/29 (1)	5	4
Regal Rexnord, 6.05%, 2/15/26 (1)	15	15
Ritchie Bros Holdings, 6.75%, 3/15/28 (1)	35	36

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sealed Air, 6.125%, 2/1/28 (1)	5	5
Sealed Air, 6.875%, 7/15/33 (1)	60	60
Sealed Air/Sealed AirUS, 7.25%, 2/15/31 (1)	15	15
Summit Materials, 7.25%, 1/15/31 (1)	35	35
TK Elevator Holdings, 7.625%, 7/15/28 (1)	200	189
TransDigm, 6.75%, 8/15/28 (1)	40	40
TransDigm, 6.875%, 12/15/30 (1)	75	75
TransDigm, 7.125%, 12/1/31 (1)	55	56
		572
Chemicals 0.0%
Celanese US Holdings, 6.05%, 3/15/25	5	5
		5
Communications 2.3%
Altice France Holding, 10.50%, 5/15/27 (1)	215	114
AT&T, 3.50%, 9/15/53	415	275
CCO Holdings, 5.375%, 6/1/29 (1)	5	5
CCO Holdings, 6.375%, 9/1/29 (1)	65	63
CCO Holdings, 7.375%, 3/1/31 (1)	85	85
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(4)	25	20
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(4)	85	69
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1)	80	81
CMG Media, 8.875%, 12/15/27 (1)	30	24
CSC Holdings, 11.25%, 5/15/28 (1)	210	209
DISH DBS, 5.25%, 12/1/26 (1)	15	12
DISH DBS, 5.75%, 12/1/28 (1)	5	4
DISH DBS, 7.75%, 7/1/26	65	39
DISH Network, 11.75%, 11/15/27 (1)	70	69
iHeartCommunications, 8.375%, 5/1/27 (4)	35	24
Intelsat Jackson Holdings, 6.50%, 3/15/30 (1)	15	14
Midas Opco Holdings, 5.625%, 8/15/29 (1)	75	66
Radiate Holdco/Radiate Finance, 6.50%, 9/15/28 (1)	40	19
Rogers Communications, 3.80%, 3/15/32	355	308

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rogers Communications, 4.55%, 3/15/52	260	205
Sirius XM Radio, 4.00%, 7/15/28 (1)	60	53
Sirius XM Radio, 5.00%, 8/1/27 (1)	32	30
Sprint Capital, 8.75%, 3/15/32	125	149
T-Mobile USA, 5.20%, 1/15/33 (4)	40	39
T-Mobile USA, 5.75%, 1/15/54	365	361
Townsquare Media, 6.875%, 2/1/26 (1)(4)	45	43
Univision Communications, 7.375%, 6/30/30 (1)(4)	12	12
Univision Communications, 8.00%, 8/15/28 (1)	30	30
Viasat, 7.50%, 5/30/31 (1)	50	36
		2,458
Consumer Cyclical 2.2%
Adient Global Holdings, 8.25%, 4/15/31 (1)(4)	80	81
At Home Group, 4.875%, 7/15/28 (1)	8	2
Bath & Body Works, 6.75%, 7/1/36 (4)	40	37
Bath & Body Works, 6.95%, 3/1/33 (4)	20	19
Bath & Body Works, 9.375%, 7/1/25 (1)	10	10
Caesars Entertainment, 7.00%, 2/15/30 (1)	105	105
Caesars Entertainment, 8.125%, 7/1/27 (1)(4)	30	31
Carnival, 7.00%, 8/15/29 (1)	35	36
Carnival, 7.625%, 3/1/26 (1)(4)	20	20
Carnival, 10.50%, 6/1/30 (1)(4)	100	107
CCM Merger, 6.375%, 5/1/26 (1)	35	34
Cedar Fair, 6.50%, 10/1/28	50	49
Churchill Downs, 6.75%, 5/1/31 (1)	50	49
Cinemark USA, 5.875%, 3/15/26 (1)(4)	80	77
Clarios Global, 6.75%, 5/15/28 (1)	37	37
Clarios Global, 8.50%, 5/15/27 (1)	40	40
Cushman & Wakefield US Borrower, 6.75%, 5/15/28 (1)	10	9
Cushman & Wakefield US Borrower, 8.875%, 9/1/31 (1)(4)	50	50
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)	100	116
Dave & Buster's, 7.625%, 11/1/25 (1)	8	8
Ford Motor, 6.10%, 8/19/32 (4)	0	0

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ford Motor, 9.625%, 4/22/30	90	103
Goodyear Tire & Rubber, 5.00%, 7/15/29 (4)	20	18
Goodyear Tire & Rubber, 5.25%, 7/15/31 (4)	55	48
Hilton Domestic Operating, 4.00%, 5/1/31 (1)	5	4
L Brands, 6.625%, 10/1/30 (1)	35	35
Life Time, 5.75%, 1/15/26 (1)	43	42
Life Time, 8.00%, 4/15/26 (1)(4)	55	55
Light & Wonder International, 7.25%, 11/15/29 (1)	45	45
Light & Wonder International, 7.50%, 9/1/31 (1)	20	20
Live Nation Entertainment, 4.75%, 10/15/27 (1)(4)	30	28
Match Group, 4.125%, 8/1/30 (1)(4)	5	4
Match Group, 4.625%, 6/1/28 (1)	5	5
Match Group, 5.00%, 12/15/27 (1)	107	102
Melco Resorts Finance, 5.75%, 7/21/28	200	177
Nissan Motor Acceptance, 1.85%, 9/16/26 (1)	10	9
Nissan Motor Acceptance, 6.95%, 9/15/26 (1)(4)	15	15
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	45	46
Rivian Automotive, 4.625%, 3/15/29 (1)	30	33
Rivian Holdings, FRN, 6M USD LIBOR + 5.63%, 10.931%, 10/15/26 (1)	276	276
Royal Caribbean Cruises, 8.25%, 1/15/29 (1)	50	52
Royal Caribbean Cruises, 11.625%, 8/15/27 (1)	75	81
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (1)(4)	34	31
Tenneco, 8.00%, 11/17/28 (1)	90	74
Wolverine World Wide, 4.00%, 8/15/29 (1)	5	4
Yum! Brands, 5.375%, 4/1/32	50	47
ZF North America Capital, 6.875%, 4/14/28 (1)	155	157
		2,428
Consumer Non-Cyclical 1.9%
AbbVie, 4.25%, 11/21/49	390	328
AbbVie, 4.875%, 11/14/48	30	27
Avantor Funding, 4.625%, 7/15/28 (1)	35	33
Bausch & Lomb Escrow, 8.375%, 10/1/28 (1)	40	41

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Bayer US Finance, 6.25%, 1/21/29 (1)	200	201
Bimbo Bakeries USA, 6.05%, 1/15/29 (1)	200	206
CHS/Community Health Systems, 6.875%, 4/15/29 (1)	75	44
CHS/Community Health Systems, 8.00%, 3/15/26 (1)	28	27
CVS Health, 5.625%, 2/21/53	55	52
Darling Ingredients, 6.00%, 6/15/30 (1)	7	7
HCA, 3.125%, 3/15/27	10	9
IQVIA, 6.25%, 2/1/29 (1)	65	66
LifePoint Health, 9.875%, 8/15/30 (1)	40	39
LifePoint Health, 11.00%, 10/15/30 (1)	50	50
Medline Borrower, 5.25%, 10/1/29 (1)(4)	66	60
Pfizer Investment Enterprises, 5.34%, 5/19/63	160	153
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (1)(4)	29	28
Tenet Healthcare, 6.125%, 10/1/28 (4)	40	39
Tenet Healthcare, 6.125%, 6/15/30	50	49
Tenet Healthcare, 6.875%, 11/15/31	50	49
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31	200	210
Utah Acquisition Sub, 5.25%, 6/15/46	425	329
		2,047
Energy 2.6%
Aethon United Finance, 8.25%, 2/15/26 (1)	45	45
Amerada Hess, 7.125%, 3/15/33	5	6
Chesapeake Energy, 5.875%, 2/1/29 (1)	30	29
Chesapeake Energy, 6.75%, 4/15/29 (1)	40	40
Civitas Resources, 8.375%, 7/1/28 (1)	45	46
Columbia Pipelines Holding, 6.042%, 8/15/28 (1)	30	30
Comstock Resources, 6.75%, 3/1/29 (1)	50	46
Continental Resources, 4.90%, 6/1/44	10	8
Crescent Energy Finance, 9.25%, 2/15/28 (1)	95	98
Enbridge, 6.20%, 11/15/30 (4)	35	36
Enbridge, 6.70%, 11/15/53 (4)	55	60
Energean Israel Finance, 4.875%, 3/30/26 (1)	129	118

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ferrellgas, 5.375%, 4/1/26 (1)	50	48
Greensaif Pipelines Bidco, 6.51%, 2/23/42	200	200
Hess, 7.30%, 8/15/31 (4)	5	6
Hilcorp Energy, 5.75%, 2/1/29 (1)	5	5
Hilcorp Energy, 6.00%, 4/15/30 (1)	70	65
Hilcorp Energy, 6.00%, 2/1/31 (1)(4)	5	5
Hilcorp Energy, 8.375%, 11/1/33 (1)	95	98
Kinetik Holdings, 5.875%, 6/15/30 (1)	65	62
Leviathan Bond, 6.125%, 6/30/25 (1)	41	40
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (1)	105	102
Matador Resources, 5.875%, 9/15/26	20	20
NGL Energy Operating, 7.50%, 2/1/26 (1)	60	60
Northriver Midstream Finance, 5.625%, 2/15/26 (1)	45	44
NuStar Logistics, 6.00%, 6/1/26	35	35
Occidental Petroleum, 6.20%, 3/15/40	160	157
Occidental Petroleum, 6.45%, 9/15/36	10	10
Occidental Petroleum, 7.50%, 5/1/31	10	11
Occidental Petroleum, 7.95%, 6/15/39	10	11
Occidental Petroleum, 8.875%, 7/15/30	140	160
Patterson-UTI Energy, 7.15%, 10/1/33	35	36
Range Resources, 4.75%, 2/15/30 (1)(4)	45	41
Seadrill Finance, 8.375%, 8/1/30 (1)	200	204
SilverBow Resources, FRN, 3M USD LIBOR + 7.50%, 13.17%, 12/15/28 (1)	155	152
Southwestern Energy, 4.75%, 2/1/32	50	44
Southwestern Energy, 5.375%, 3/15/30	30	28
Tallgrass Energy Partners, 6.00%, 3/1/27 (1)	72	69
Targa Resources Partners, 5.50%, 3/1/30	12	11
Transocean, 8.75%, 2/15/30 (1)	22	22
Transocean, 11.50%, 1/30/27 (1)(4)	16	17
Transocean Aquila, 8.00%, 9/30/28 (1)	35	35
Venture Global Calcasieu, 4.125%, 8/15/31 (1)	60	52
Venture Global Calcasieu, 6.25%, 1/15/30 (1)	70	69
Venture Global LNG, 8.375%, 6/1/31 (1)	55	54

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Venture Global LNG, 9.50%, 2/1/29 (1)	180	186
Vermilion Energy, 6.875%, 5/1/30 (1)	65	62
		2,783
Health Care 0.1%
Utah Acquisition Sub, 3.95%, 6/15/26	85	81
		81
Industrial Other 0.0%
Booz Allen Hamilton, 5.95%, 8/4/33	45	46
		46
Technology 0.7%
Athenahealth Group, 6.50%, 2/15/30 (1)(4)	50	43
Capstone Borrower, 8.00%, 6/15/30 (1)	45	45
Central Parent, 7.25%, 6/15/29 (1)	35	35
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (1)	40	41
Cloud Software Group, 9.00%, 9/30/29 (1)	150	135
Entegris Escrow, 5.95%, 6/15/30 (1)	40	39
Gen Digital, 7.125%, 9/30/30 (1)(4)	25	25
GTCR W-2 Merger Sub, 7.50%, 1/15/31 (1)	200	204
Neptune Bidco, 9.29%, 4/15/29 (1)	20	19
Presidio Holdings, 8.25%, 2/1/28 (1)	25	24
Sensata Technologies, 5.875%, 9/1/30 (1)	200	192
		802
Transportation 0.1%
American Airlines/AAdvantage, 5.50%, 4/20/26 (1)	25	25
American Airlines/AAdvantage, 5.75%, 4/20/29 (1)	85	81
United Airlines, 4.625%, 4/15/29 (1)	5	4
Watco, 6.50%, 6/15/27 (1)	40	39
		149
Total Industrial		11,789

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
UTILITY 1.3%
Electric 1.2%
Duke Energy, 5.00%, 8/15/52	365	317
Exelon, 5.60%, 3/15/53	165	158
Pacific Gas & Electric, 2.50%, 2/1/31	45	36
Pacific Gas & Electric, 6.70%, 4/1/53	125	126
Pacific Gas and Electric, 6.95%, 3/15/34	65	68
PG&E, 5.00%, 7/1/28 (4)	50	48
Talen Energy Supply, 8.625%, 6/1/30 (1)	105	110
Terraform Global Operating, 6.125%, 3/1/26 (1)	40	39
Vistra, VR, 7.00% (1)(5)(6)	60	57
Vistra, VR, 8.00% (1)(5)(6)	291	284
Vistra Operations, 7.75%, 10/15/31 (1)	50	51
		1,294
Natural Gas 0.0%
Boston Gas, 6.119%, 7/20/53 (1)	35	34
		34
Utilities 0.1%
Vistra Operations, 5.125%, 5/13/25 (1)	155	152
		152
Total Utility		1,480
Total Corporate Bonds (Cost $20,959)		20,884
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.3%
Owned No Guarantee 0.2%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 3/30/26	200	188
		188

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Sovereign 0.3%
Bulgaria Government International Bond, 4.50%, 1/27/33 (EUR)	280	306
		306
Treasuries 0.8%
Japan Government Forty Year Bond, 0.70%, 3/20/61 (JPY)	185,600	895
		895
Total Foreign Government Obligations & Municipalities (Cost $1,329)		1,389
MUNICIPAL SECURITIES 0.1%
Puerto Rico 0.1%
Puerto Rico Commonwealth, Series A1, 5.375%, 7/1/25	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/27	4	4
Puerto Rico Commonwealth, Series A1, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/35	3	2
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/37	2	2
Puerto Rico Commonwealth, Series A1, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, 0.01%, 7/1/24	1	0
Puerto Rico Commonwealth, Series A, Zero Coupon, 7/1/33	4	2
Puerto Rico Commonwealth, VR, Series CW, Zero Coupon, 11/1/43 (7)	69	36
		60
Total Municipal Securities (Cost $61)		60
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.9%
Collateralized Mortgage Obligations 4.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.22%, 1/25/66 (1)	160	131
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.35%, 1/25/67 (1)	253	222

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	293	273
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	121	120
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	76
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	104	85
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	110
Flagstar Mortgage Trust, Series 2021-11IN, Class A18, CMO, ARM, 2.50%, 11/25/51 (1)	89	67
Freddie Mac Stacr Remic Trust, Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%, 7.172%, 11/25/43 (1)	100	101
GCAT, Series 2021-NQM5, Class A3, CMO, ARM, 1.57%, 7/25/66 (1)	136	105
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	442	333
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.28%, 10/25/46 (1)	97	88
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.647%, 5/25/47 (1)	373	304
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 3.686%, 10/26/48 (1)	221	207
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.574%, 12/25/50 (1)	185	149
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.264%, 6/25/50 (1)	182	149
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO, ARM, 3.52%, 7/25/52 (1)	61	49
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	213	203
MFA 2023-INV2 Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	99	99
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	402	388
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class A2, CMO, ARM, 7.319%, 10/25/63 (1)	254	255

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
OBX Trust, Series 2019-INV1, Class A3, CMO, ARM, 4.50%, 11/25/48 (1)	254	234
OBX Trust, Series 2023-NQM10, Class A2, CMO, ARM, 6.92%, 10/25/63 (1)	100	100
Radnor RE, Series 2021-2, Class M1A, CMO, ARM, SOFR30A + 1.85%, 7.178%, 11/25/31 (1)	50	50
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.713%, 12/25/49 (1)	449	378
Verus Securitization Trust, Series 2020-1, Class A3, CMO, ARM, 2.72%, 1/25/60 (1)	79	75
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.16%, 1/25/66 (1)	127	107
Verus Securitization Trust, Series 2022-4, Class A1, CMO, ARM, 4.47%, 4/25/67 (1)	80	76
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	88	87
Verus Securitization Trust, Series 2023-3, Class A2, CMO, ARM, 6.44%, 3/25/68 (1)	89	88
Verus Securitization Trust, Series 2023-6, Class A2, CMO, ARM, 6.939%, 9/25/68 (1)	98	98
Verus Securitization Trust, Series 2023-7, Class A2, CMO, ARM, 7.272%, 10/25/68 (1)	144	145
		4,952
Commercial Mortgage-Backed Securities 3.3%
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D, ARM, 1M TSFR + 2.86%, 8.187%, 9/15/38 (1)	200	165
Bank, Series 2019-BN23, Class A3, ARM, 2.92%, 12/15/52	415	356
BBCMS Mortgage Trust, Series 2020-BID, Class A, ARM, 1M TSFR + 2.25%, 7.577%, 10/15/37 (1)	50	49
Benchmark Mortgage Trust, Series 2021-B24, Class A5, ARM, 2.584%, 3/15/54	105	82
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	400	409
BMARK Trust, Series 2023-V4, Class A3, ARM, 6.841%, 11/15/56	215	225
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class A5, ARM, 3.785%, 5/15/52	270	241

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS, ARM, 3.571%, 2/10/48	110	105
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, ARM, 3.038%, 11/10/52	435	369
COMM Mortgage Trust, Series 2015-CR25, Class A4, ARM, 3.759%, 8/10/48	183	176
Commercial Mortgage Trust, Series 2015-CR23, Class AM, ARM, 3.801%, 5/10/48	20	19
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.759%, 2/10/49	40	36
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.089%, 1/15/49	113	105
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.086%, 12/15/52	145	107
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, ARM, 3.43%, 8/10/50	395	356
GS Mortgage Securities Trust, Series 2019-GC40, Class B, ARM, 3.543%, 7/10/52	80	63
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	79
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, ARM, 3.732%, 5/15/48	160	153
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	93
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, ARM, 3.664%, 9/15/58	141	135
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	295	256
		3,579
Residential Mortgage 0.1%
Finance of America HECM Buyout, Series 2022-HB2, Class A1A, CMO, ARM, 4.00%, 8/1/32 (1)	51	49
Whole Loans Backed 0.0%
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	43	39
Total Non-U.S. Government Mortgage-Backed Securities (Cost $9,001)		8,619

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 29.1%
U.S. Government Agency Obligations 21.8%
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	715	600
2.00%, 5/1/36 - 4/1/52	7,329	5,783
2.50%, 10/1/36 - 9/1/52	6,392	5,281
3.00%, 12/1/32 - 6/1/52	3,642	3,130
3.50%, 5/1/35 - 10/1/52	1,741	1,560
4.00%, 11/1/37 - 9/1/52	1,577	1,446
4.50%, 9/1/49 - 12/1/52	1,083	1,020
5.00%, 11/1/44 - 9/1/53	435	422
5.50%, 3/1/53 - 10/1/53	954	939
6.00%, 1/1/53 - 9/1/53	1,055	1,063
6.50%, 1/1/53 - 9/1/53	477	486
UMBS, TBA (8)
2.00%, 12/18/38	795	694
3.00%, 12/15/37	60	55
3.50%, 12/13/52	605	530
5.00%, 12/13/53	810	779
		23,788
U.S. Government Obligations 7.3%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52	448	362
2.50%, 8/20/50 - 1/20/52	1,687	1,410
3.00%, 10/20/46 - 10/20/51	1,559	1,352
3.50%, 4/20/46 - 10/20/50	904	815
4.00%, 6/20/47 - 1/20/51	312	291
4.50%, 6/20/47 - 10/20/47	92	89
5.00%, 8/20/47 - 4/20/53	164	160
5.50%, 4/20/48	37	38
7.00%, 8/20/53 - 9/20/53	25	26
Government National Mortgage Assn., TBA (8)

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
2.00%, 12/20/53	1,413	1,140
4.00%, 12/20/53	535	493
4.50%, 12/20/53	460	435
5.00%, 12/20/53	90	87
5.50%, 12/20/53	600	596
6.00%, 12/20/53	435	438
6.50%, 12/20/53	220	224
		7,956
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $32,375)		31,744
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 27.9%
U.S. Treasury Obligations 27.9%
U.S. Treasury Bonds, 1.75%, 8/15/41	890	573
U.S. Treasury Bonds, 2.00%, 8/15/51 (9)	1,420	850
U.S. Treasury Bonds, 2.25%, 2/15/52	30	19
U.S. Treasury Bonds, 2.375%, 2/15/42	80	57
U.S. Treasury Bonds, 2.875%, 5/15/52	55	40
U.S. Treasury Bonds, 3.00%, 8/15/52	325	245
U.S. Treasury Bonds, 3.25%, 5/15/42	130	106
U.S. Treasury Bonds, 3.625%, 2/15/53	120	102
U.S. Treasury Bonds, 3.625%, 5/15/53 (9)	2,070	1,768
U.S. Treasury Bonds, 3.875%, 2/15/43	115	103
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,801
U.S. Treasury Bonds, 4.00%, 11/15/42	155	141
U.S. Treasury Bonds, 4.00%, 11/15/52	280	256
U.S. Treasury Notes, 0.75%, 8/31/26	155	140
U.S. Treasury Notes, 0.875%, 9/30/26	480	435
U.S. Treasury Notes, 1.50%, 1/31/27	260	238
U.S. Treasury Notes, 1.875%, 2/15/32	145	120
U.S. Treasury Notes, 1.875%, 2/28/27	895	826
U.S. Treasury Notes, 2.625%, 5/31/27	345	325

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 2.75%, 8/15/32	140	124
U.S. Treasury Notes, 2.75%, 7/31/27	320	302
U.S. Treasury Notes, 2.875%, 5/15/32	25	22
U.S. Treasury Notes, 3.375%, 5/15/33	1,725	1,595
U.S. Treasury Notes, 3.50%, 1/31/28	95	92
U.S. Treasury Notes, 3.50%, 2/15/33	235	220
U.S. Treasury Notes, 3.625%, 3/31/28	675	656
U.S. Treasury Notes, 3.625%, 5/31/28	3,325	3,230
U.S. Treasury Notes, 3.75%, 6/30/30	500	482
U.S. Treasury Notes, 3.875%, 11/30/29	80	78
U.S. Treasury Notes, 3.875%, 11/30/27	160	157
U.S. Treasury Notes, 3.875%, 8/15/33	845	813
U.S. Treasury Notes, 4.00%, 7/31/30	1,050	1,028
U.S. Treasury Notes, 4.00%, 6/30/28	6,855	6,762
U.S. Treasury Notes, 4.125%, 9/30/27	225	223
U.S. Treasury Notes, 4.125%, 8/15/53	785	734
U.S. Treasury Notes, 4.125%, 8/31/30	1,375	1,355
U.S. Treasury Notes, 4.375%, 8/15/43	440	421
U.S. Treasury Notes, 4.50%, 11/15/33	135	137
U.S. Treasury Notes, 4.625%, 6/30/25	2,765	2,754
U.S. Treasury Notes, 4.75%, 11/15/53	135	140
U.S. Treasury Notes, 4.875%, 10/31/30	360	371
U.S. Treasury Notes, 4.875%, 10/31/28	600	615
		30,456
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $32,075)		30,456
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 5.42% (10)(11)	3,335	3,335
Total Short-Term Investments (Cost $3,335)		3,335

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 1.6%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.42% (10)(11)	1,701	1,701
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,701
Total Securities Lending Collateral (Cost $1,701)		1,701

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%

Counterparty	Description	Contracts	Notional Amount	$ Value
JPMorgan	EUR Put / USD Call, 12/14/23 @ $1.0884 (USD) (12)	1	2,800	20
Morgan Stanley	5 Year Interest Rate Swap, 1/3/29 Pay Fixed 3.92% Annually, Receive Variable 3.92% (SOFR) Annually, 12/29/23 @ 3.92% *(12)	1	5,200	41
Goldman Sachs	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index, 12/20/28), Pay 5.00% Quarterly, Receive upon credit default, 02/21/24 @ 1.0005% *(12)	1	5,500	24
Barclays Bank PLC	5 Year Interest Rate Swap, 1/3/29 Pay Fixed 3.90% Annually, Receive Variable 0.080% (SOFR) Annually, 12/29/23 @ 3.9% *(12)	1	51	—

T. ROWE PRICE TOTAL RETURN ETF

Counterparty	Description	Contracts	Notional Amount	$ Value
Barclays Bank PLC	Credit Default Swap, Protection Bought (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index, 12/20/28), Pay 1.00% Quarterly, Receive upon credit default, 02/21/24 @ 0.80% *(12)	1	32,900	25
Total Options Purchased (Cost $105)				110

Total Investments 108.2% of Net Assets (Cost $120,846)	$118,154

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $30,178 and represents 27.6% of net assets.
(2)	All or a portion of this loan is unsettled as of November 30, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	Level 3 in fair value hierarchy. See Note 2.
(4)	All or a portion of this security is on loan at November 30, 2023. See Note 4.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	Perpetual security with no stated maturity date.
(7)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(8)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $5,471 and represents 5.0% of net assets.
(9)	At November 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10)	Seven-day yield
(11)	Affiliated Companies

T. ROWE PRICE TOTAL RETURN ETF

(12)	Non-income producing.

1M TSFR	One month term SOFR (Secured overnight financing rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M USD LIBOR	Six month USD LIBOR (London interbank offered rate)
AR	Auction Rate security with an interest rate reset feature through a modified Dutch auction at predetermined short-term intervals; rate shown is effective rate at period-end.
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CAD	Canada Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CORRA	Canadian Overnight Repo Rate Average
EUR	Euro
EURIBOR	The Euro interbank offered rate
FRN	Floating Rate Note
JPY	Japanese Yen
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
TONA	Tokyo overnight average rate
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS (1.9)%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA-S14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,700	(51)	(76)	25
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.AAA-S14, 50 Year Index), Receive 0.50% Monthly, Pay upon credit default, 12/16/72	2,000	(38)	(38)	—
Total Bilateral Credit Default Swaps, Protection Sold			(114)	25
Total Bilateral Swaps			(114)	25

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Qatar Government International Bond), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	1,573	(44)	(25)	(19)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Protection Bought (Relevant Credit: Saudi Government International Bond), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	1,551	(37)	(19)	(18)
Protection Bought (Relevant Credit: Emirate of Dubai Government International Bonds), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	774	(14)	(2)	(12)
Protection Bought (Relevant Credit: Oman Government International Bonds), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28	800	8	25	(17)
Protection Bought (Relevant Credit: LANXESS AG), Pay 1.00% Quarterly, Receive upon credit default, 12/20/28 (EUR)	222	11	12	(1)
Protection Bought (Relevant Credit: Beazer Homes), Pay 5.00% Quarterly, Receive upon credit default, 12/20/28	500	(40)	(37)	(3)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(70)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: CHS/Community Health System, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/26	9	(3)	—	(3)
Protection Sold (Relevant Credit: CHS/Community Health System, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 6/20/25	5	(1)	—	(1)
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40), Receive 1.00% Quarterly, Pay upon credit default, 12/20/28	3,107	58	29	29
Protection Sold (Relevant Credit: Altice Finco SA, Caa3*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28 (EUR)	23	(2)	(1)	(1)
Protection Sold (Relevant Credit: Cellnex Telecom SA, BB+*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/28 (EUR)	186	35	31	4
Total Centrally Cleared Credit Default Swaps, Protection Sold				28

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Interest Rate Swaps (0.1)%
5 Year Interest Rate Swap, Pay Fixed 0.42% Annually, Receive Variable 0.00% (JPY TONA) Annually, 08/10/28 (JPY)	890,000	19	—	19
2 Year Interest Rate Swap, Receive Fixed 4.72% Semi-Annually, Pay Variable 5.02% (CORRA) Semi-Annually, 10/27/25 (CAD)	15,210	88	—	88
10 Year Interest Rate Swap, Pay Fixed 4.17% Semi-Annually, Receive Variable 5.02% (CORRA) Semi-Annually, 10/27/33 (CAD)	3,600	(123)	—	(123)
5 Year Interest Rate Swap, Receive Fixed 2.93% Annually, Pay Variable 4.05% (6M EURIBOR) Semi-Annually, 12/01/28 (EUR)	3,716	1	—	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed 2.75% Annually, Receive Variable 4.05% (6M EURIBOR) Semi-Annually, 12/01/53 (EUR)	765	(2)	—	(2)
Total Interest Rate Swaps				(17)
Total Centrally Cleared Swaps				(59)
Net payments (receipts) of variation margin to date				$ (74)
Variation margin receivable (payable) on centrally cleared swaps				$(134)

*	Credit ratings as of November 30, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Canadian Imperial Bank of Commerce	1/19/24	USD	33	CAD	44	$ —
Morgan Stanley	1/19/24	USD	920	JPY	135,376	(9)
State Street Bank London	1/19/24	CAD	55	USD	40	1
UBS AG	2/23/24	USD	424	EUR	389	(1)
UBS AG	2/23/24	USD	49	EUR	45	—
UBS AG	2/23/24	EUR	49	USD	53	—
UBS AG	2/23/24	USD	115	EUR	105	—
UBS AG	2/23/24	USD	39	EUR	36	—
UBS AG	2/23/24	USD	53	EUR	49	—
UBS AG	2/23/24	EUR	36	USD	39	—
UBS AG	2/23/24	USD	43	EUR	40	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(9)

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 2 Euro-Bund contracts	12/23	(273)	$ (9)
Short, 2 Long Gilt contracts	03/24	(243)	(1)
Short, 5 U.S. Treasury Notes ten year contracts	03/24	(547)	(2)
Long, 2 Canadian Treasury Bonds ten year contracts	03/24	174	1
Long, 7 U.S. Treasury Long Bonds contracts	03/24	815	—
Long, 74 U.S. Treasury Notes five year contracts	03/24	7,849	58
Long, 11 U.S. Treasury Notes two year contracts	03/24	2,249	—
Long, 12 Ultra U.S. Treasury Bonds contracts	03/24	1,456	20
Long, 7 Ultra U.S. Treasury Notes ten year contracts	03/24	790	4
Net payments (receipts) of variation margin to date			(113)
Variation margin receivable (payable) on open futures contracts			$ (42)

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$ —	$—	$153++
Totals	$—#	$—	$ 153+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 11/30/23
T. Rowe Price Government Reserve Fund	$ 884	¤	¤	$ 5,036
	Total			$5,036^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $153 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,036.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

November 30, 2023 Unaudited
     STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $120,846)	$ 118,154
Receivable for investment securities sold	4,038
Interest and dividends receivable	875
Cash deposits on centrally cleared swaps	151
Foreign currency (cost $31)	31
Unrealized gain on bilateral swaps	25
Unrealized gain on forward currency exchange contracts	1
Total assets	123,275
Liabilities
Payable for investment securities purchased	12,091
Obligation to return securities lending collateral	1,701
Variation margin payable on centrally cleared swaps	134
Bilateral swap premiums received	114
Variation margin payable on futures contracts	42
Investment management and administrative fees payable	27
Unrealized loss on forward currency exchange contracts	10
Total liabilities	14,119
NET ASSETS	$ 109,156
Net assets consists of:
Total distributable earnings (loss)	$ (6,932)
Paid-in capital applicable to 2,750,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	116,088
NET ASSETS	$109,156
NET ASSET VALUE PER SHARE	$ 39.69
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
     STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/23
Investment Income (Loss)
Income
Interest	$ 2,150
Dividend	155
Securities lending	6
Total income	2,311
Expenses
Investment management and administrative expense	132
Miscellaneous expense	1
Total expenses	133
Net investment income	2,178
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(1,396)
Futures	(664)
Swaps	(209)
Options written	5
Forward currency exchange contracts	41
Foreign currency transactions	(12)
Net realized loss	(2,235)
Change in net unrealized gain / loss
Securities	(530)
Futures	61
Swaps	26
Options written	(6)
Forward currency exchange contracts	(34)
Other assets and liabilities denominated in foreign currencies	(5)
Change in unrealized gain / loss	(488)
Net realized and unrealized gain / loss	(2,723)
DECREASE IN NET ASSETS FROM OPERATIONS	$ (545)
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
     STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/23	5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,178	$ 992
Net realized loss	(2,235)	(1,214)
Change in net unrealized gain / loss	(488)	(423)
Decrease in net assets from operations	(545)	(645)
Distributions to shareholders
Net earnings	(2,226)	(1,000)
Tax return of capital	-	(23)
Decrease in net assets from distributions	(2,226)	(1,023)
Capital share transactions*
Shares sold	83,177	10,485
Increase in net assets from capital share transactions	83,177	10,485
Net Assets
Increase during period	80,406	8,817
Beginning of period	28,750	19,933
End of period	$109,156	$28,750
*Share information
Shares sold	2,050	250
Increase in shares outstanding	2,050	250
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
     NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is a diversified, open-end management investment company established by the corporation.  The fund seeks to maximize total return through income and, secondarily, capital appreciation.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE TOTAL RETURN ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
New Accounting Guidance
In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund’s financial statements.

T. ROWE PRICE TOTAL RETURN ETF

The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE TOTAL RETURN ETF

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factor such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the

T. ROWE PRICE TOTAL RETURN ETF

quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$ —	$108,166	$ —	$108,166
Bank Loans	—	4,721	84	4,805
Convertible Preferred Stocks	—	37	—	37
Options Purchased	—	110	—	110
Short-Term Investments	3,335	—	—	3,335
Securities Lending Collateral	1,701	—	—	1,701
Total Securities	5,036	113,034	84	118,154
Swaps*	—	141	—	141
Forward Currency Exchange Contracts	—	1	—	1
Futures Contracts*	83	—	—	83
Total	$5,119	$113,176	$84	$118,379
Liabilities
Swaps*	$ —	$ 289	$ —	$ 289
Forward Currency Exchange Contracts	—	10	—	10
Futures Contracts*	12	—	—	12
Total	$ 12	$ 299	$ —	$ 311

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –   DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or

T. ROWE PRICE TOTAL RETURN ETF

requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Centrally Cleared Swaps, Futures and Securities^	$232
Foreign exchange derivatives	Forwards and Securities^	21
Credit derivatives	Centrally Cleared Swaps and Securities^	82
Total		$335
Liabilities
Interest rate derivatives	Centrally Cleared Swaps and Futures	$137
Foreign exchange derivatives	Forwards	10
Credit derivatives	Bilateral Swaps and Premiums and Centrally Cleared Swaps	164
Total		$311

T. ROWE PRICE TOTAL RETURN ETF

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^	Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)	Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$ 79	$ 5	$(664)	$ —	$ (95)	$(675)
Foreign exchange derivatives	(23)	—	—	41	—	18
Credit derivatives	—	—	—	—	(114)	(114)
Total	$ 56	$ 5	$(664)	$ 41	$(209)	$(771)
Change in Unrealized Gain (Loss)
Interest rate derivatives	$ 8	$(6)	$ 61	$ —	$ (8)	$ 55
Foreign exchange derivatives	(1)	—	—	(34)	—	(35)
Credit derivatives	8	—	—	—	34	42
Total	$ 15	$(6)	$ 61	$(34)	$ 26	$ 62

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is

T. ROWE PRICE TOTAL RETURN ETF

minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and

T. ROWE PRICE TOTAL RETURN ETF

OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2023, securities valued at $874,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 15% of net assets.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract

T. ROWE PRICE TOTAL RETURN ETF

terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 12% and 38% of net assets.
Options
The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to

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the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values, and credit ratings; and for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 13% to 43% of net assets.
Swaps
The fund is subject to credit risk and interest risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities on the accompanying Statement of Operations. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

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Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2023, the notional amount of protection sold by the fund totaled $8,048,000 (7.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 17% and 41% of net assets.

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NOTE  4  –   OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

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Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on

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appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2023, securities valued at $20,000 had been posted by the fund to counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.

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Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2023, the value of loaned securities was $1,664,000; the value of cash collateral and related investments was $1,701,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $56,817,000 and $19,926,000, respectively, for the six months ended November 30, 2023. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $313,281,000 and $268,049,000, respectively, for the six months ended November 30, 2023.

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NOTE  5  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2023, the fund had $1,960,000 of available capital loss carryforwards.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $120,838,000. Net unrealized loss aggregated $2,757,000 at period-end, of which $985,000 related to appreciated investments and $3,742,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.

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The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of November 30, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 2,241,110 shares of the fund, representing 81% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions being on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

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In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

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INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each  fund’s Statement of Additional Information. You may request this document by calling 1-800-638-5660 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.”  Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and  through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 27, 2023, to elect the following director-nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
	Votes For	Votes Withheld
Melody Bianchetto	13,058,976	207,279
Mark J. Parrell	13,008,567	257,689
Eric L. Veiel	13,038,692	227,564
Kellye L. Walker	13,058,746	207,511

Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT is available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings at troweprice.com.

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TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

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Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity

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categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF988-051 01/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024